Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts	$ 0	$ 0
Accounts payable of consolidated VIE without recourse	10,445	5,900
Deferred revenue of consolidated VIE without recourse	28,274	16,348
Accrued expenses and other current liabilities of consolidated VIE without recourse	26,694	9,415
Amount due to related parties of the consolidated VIE without recourse the Company	6,532	6,450
VIE "Beijing Momo" [Member]
Allowance for doubtful accounts	0	0
Accounts payable of consolidated VIE without recourse	9,040	3,728
Deferred revenue of consolidated VIE without recourse	28,274	16,348
Accrued expenses and other current liabilities of consolidated VIE without recourse	1,954	1,100
Amount due to related parties of the consolidated VIE without recourse the Company	$ 0	$ 0
Class A Common Stock [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	286,865,033	280,869,740
Ordinary shares, shares outstanding	286,865,033	280,869,740
Class B Common Stock [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	96,886,370	96,886,370
Ordinary shares, shares outstanding	96,886,370	96,886,370